Supplier Concentration - Additional Information (Detail) - Supplier Concentration Risk - Vendor	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Number of key suppliers	10
Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	85.00%	83.00%	84.00%
Carrier and Its Affiliates | Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	63.00%	62.00%	62.00%